Risk Management (Details) - Schedule of Market Risk Financial Management Portfolio - Market Risk $ in Millions, $ in Millions	Dec. 31, 2024 CLP ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CLP ($)	Dec. 31, 2023 USD ($)
Loss limit
Financial management portfolio
Effect on financial income	$ 138,957		$ 124,904
Effect on capital	373,566		353,718
Loss limit | United States of America, Dollars
Financial management portfolio
Effect on financial income		$ 178,937		$ 157,400
Effect on capital		198,819		174,889
Loss limit | Chile, Pesos
Financial management portfolio
Effect on financial income	138,957		124,904
Effect on capital	373,566		353,718
High
Financial management portfolio
Effect on financial income	46,970		75,816
Effect on capital	357,867		283,550
High | United States of America, Dollars
Financial management portfolio
Effect on financial income		13,104		17,775
Effect on capital		61,137		91,935
High | Chile, Pesos
Financial management portfolio
Effect on financial income	49,174		79,657
Effect on capital	170,622		173,389
Low
Financial management portfolio
Effect on financial income	0		34,663
Effect on capital	279,293		246,664
Low | United States of America, Dollars
Financial management portfolio
Effect on financial income		442		227
Effect on capital		47,615		53,436
Low | Chile, Pesos
Financial management portfolio
Effect on financial income	482		41,151
Effect on capital	87,335		88,382
Average
Financial management portfolio
Effect on financial income	19,678		64,477
Effect on capital	311,333		268,776
Average | United States of America, Dollars
Financial management portfolio
Effect on financial income		5,169		9,718
Effect on capital		$ 53,651		$ 70,397
Average | Chile, Pesos
Financial management portfolio
Effect on financial income	20,482		62,740
Effect on capital	$ 136,617		$ 133,464